UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President & Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: July 31, 2018
Item 1. Schedule of Investments

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 31, 2018 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 3.55%
$ 73,527	Mill City Mortgage Loan Trust(a) Series 2017-2 Class A1 2.75%, 07/25/2059	$ 72,066
47,026	Sofi Consumer Loan Program LLC(a) Series 2017-1 Class A 3.28%, 01/26/2026	46,941
90,752	Sofi Professional Loan Program Trust(a) Series 2018-B Class A1FX 2.64%, 08/25/2047	90,224
76,498	Towd Point Mortgage Trust(a) Series 2015-5 Class A1B 2.75%, 05/25/2055	75,328
TOTAL ASSET-BACKED SECURITIES — 3.55% (Cost $285,375)		$ 284,559
CORPORATE BONDS AND NOTES
Communications — 6.07%
125,000	AT&T Inc 3.95%, 01/15/2025	122,681
50,000	CCO Holdings LLC / CCO Holdings Capital Corp(a) 5.13%, 05/01/2027	47,750
50,000	CenturyLink Inc 5.63%, 04/01/2025	47,750
125,000	Clear Channel Worldwide Holdings Inc 7.63%, 03/15/2020	125,275
50,000	Consolidated Communications Inc(b) 6.50%, 10/01/2022	46,640
25,000	Cox Communications Inc(a) 4.80%, 02/01/2035	23,350
75,000	Sprint Capital Corp 6.88%, 11/15/2028	72,188
		485,634
Consumer, Cyclical — 2.12%
74,978	American Airlines 2013-1 Class A Pass Through Trust 4.00%, 07/15/2025	74,780
100,000	PulteGroup Inc 6.00%, 02/15/2035	95,000
		169,780
Consumer, Non-Cyclical — 2.63%
100,000	Albertsons Cos LLC / Safeway Inc / New Albertsons Inc / Albertson's LLC 5.75%, 03/15/2025	89,808
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$125,000	Tenet Healthcare Corp 5.13%, 05/01/2025	$ 121,250
		211,058
Energy — 2.74%
75,000	Anadarko Petroleum Corp 3.45%, 07/15/2024	72,769
25,000	Continental Resources Inc 3.80%, 06/01/2024	24,557
50,000	Devon Energy Corp 3.25%, 05/15/2022	49,092
25,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	23,406
50,000	Southwestern Energy Co 6.70%, 01/23/2025	49,313
		219,137
Financial — 9.63%
150,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust 3.50%, 05/26/2022	147,082
75,000	Bank of America Corp 3.00%, 12/20/2023	72,779
75,000	Canadian Imperial Bank of Commerce 1.60%, 09/06/2019	73,961
100,000	Citigroup Inc 3.50%, 05/15/2023	98,807
125,000	Morgan Stanley 4.35%, 09/08/2026	124,288
125,000	Navient Corp 6.75%, 06/15/2026	123,125
50,000	Quicken Loans Inc(a) 5.25%, 01/15/2028	46,515
80,000	Wand Merger Corp(a) 9.13%, 07/15/2026	84,000
		770,557
Industrial — 1.19%
100,000	Jeld-Wen Inc(a) 4.63%, 12/15/2025	95,000
Technology — 2.52%
80,000	Apple Inc 1.80%, 05/11/2020	78,592
125,000	Microsoft Corp 1.10%, 08/08/2019	123,228
		201,820
TOTAL CORPORATE BONDS AND NOTES — 26.90% (Cost $2,144,753)		$2,152,986

See Notes to Schedule of Investments.

July 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 31, 2018 (Unaudited)
Principal Amount		Fair Value
CONVERTIBLE BONDS
Communications — 0.91%
$ 80,000	DISH Network Corp 3.38%, 08/15/2026	$ 72,677
Technology — 0.89%
75,000	Nuance Communications Inc 1.25%, 04/01/2025	71,533
TOTAL CONVERTIBLE BONDS — 1.80% (Cost $148,209)		$ 144,210
MORTGAGE-BACKED SECURITIES
U.S. Government Agency — 38.72%
	Federal Home Loan Mortgage Corp
127,012	3.00%, 09/01/2036	124,643
110,875	3.00%, 11/01/2046	106,931
157,894	3.00%, 12/01/2046	152,326
125,832	4.00%, 05/01/2047	128,011
96,294	3.50%, 10/01/2047	95,438
110,956	4.50%, 10/01/2047	115,524
145,650	4.00%, 02/01/2048	148,050
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K504 Class A2
99,966	2.57%, 09/25/2020	99,089
	Series K714 Class A2
150,000	3.03%, 10/25/2020	149,837
	Series K013 Class A2
100,000	3.97%, 01/25/2021	101,933
	Series K730 Class A1
99,262	3.45%, 09/24/2024	100,399
	Series K073 Class AM
100,000	3.45%, 01/25/2028	98,391
	Federal National Mortgage Association
102,149	3.50%, 02/01/2028	103,520
128,745	3.00%, 07/01/2028	128,140
126,567	3.50%, 12/01/2045	125,808
110,674	3.50%, 01/01/2046	110,011
107,490	3.00%, 11/01/2046	103,762
135,943	3.50%, 02/01/2047	134,889
141,053	4.00%, 09/01/2047	143,393
171,883	3.50%, 02/01/2048	170,487
93,747	Federal National Mortgage Association Alternative Credit Enhancement Security(c) Series 2017-M5 2.57%, 04/25/2024 1-mo. LIBOR + 0.49%	94,058
	Government National Mortgage Association
107,844	3.50%, 04/20/2047	108,090
74,735	4.00%, 04/20/2047	76,529
98,412	3.00%, 02/20/2048	96,001
147,481	3.50%, 02/20/2048	147,817
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$130,889	4.50%, 02/20/2048	$ 136,050
TOTAL MORTGAGE-BACKED SECURITIES — 38.72% (Cost $3,106,471)		$3,099,127
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
100,000	2.75%, 11/15/2023	99,461
150,000	2.75%, 02/15/2024	149,027
150,000	2.38%, 05/15/2027	143,350
100,000	3.50%, 02/15/2039	107,172
75,000	3.00%, 02/15/2048	73,846
TOTAL U.S. TREASURY BONDS AND NOTES — 7.16% (Cost $579,293)		$ 572,856
Shares
PREFERRED STOCK
Energy — 1.73%
200	Chesapeake Energy Corp	120,067
396	El Paso Energy Capital Trust I	18,544
		138,611
Financial — 0.76%
1,285	iStar Inc	60,397
TOTAL PREFERRED STOCK — 2.49% (Cost $203,864)		$ 199,008
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 18.33%
	U.S. Treasury Bills
875,000	1.89%, 09/27/2018	872,384

See Notes to Schedule of Investments.

July 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 31, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$600,000	2.11%, 12/27/2018	$ 594,801
		1,467,185
Repurchase Agreements — 0.61%
48,500	Undivided interest of 72.50% in a repurchase agreement (principal amount/value $66,907 with a maturity value of $66,911) with Merrill Lynch, Pierce, Fenner & Smith, 1.91%, dated 7/31/18 to be repurchased at $48,500 on 8/1/18 collateralized by U.S. Treasury securities, 2.13% - 2.63%, 5/31/20 - 2/29/24, with a value of $68,245.(d)	48,500
SHORT TERM INVESTMENTS — 18.94% (Cost $1,515,685)		$1,515,685
TOTAL INVESTMENTS — 99.56% (Cost $7,983,650)		$7,968,431
OTHER ASSETS & LIABILITIES, NET — 0.44%		$ 35,589
TOTAL NET ASSETS — 100.00%		$8,004,020
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At July 31, 2018, the aggregate cost and fair value of 144A securities was $577,043 and $581,174, respectively, representing 7.26% of net assets.
(b)	All or a portion of the security is on loan at July 31, 2018.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at July 31, 2018.
(d)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
See Notes to Schedule of Investments.

July 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

July 31, 2018

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of July 31, 2018, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

July 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of July 31, 2018 (Unaudited)
Principal Amount		Fair Value
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
$ 300,000	1.88%, 07/15/2019	$ 358,134
1,100,000	1.25%, 07/15/2020	1,282,530
700,000	0.13%, 04/15/2022	704,147
600,000	0.13%, 07/15/2022	641,159
350,000	0.38%, 07/15/2025	361,250
300,000	0.13%, 07/15/2026	298,507
300,000	0.38%, 07/15/2027	296,688
600,000	0.50%, 01/15/2028	591,426
120,000	0.75%, 07/15/2028	118,965
200,000	2.50%, 01/15/2029	272,006
60,000	U.S. Treasury Strip Principal 4.97%, 11/15/2047	24,436
TOTAL U.S. TREASURY BONDS AND NOTES — 99.17% (Cost $4,982,346)		$4,949,248
TOTAL INVESTMENTS — 99.17% (Cost $4,982,346)		$4,949,248
OTHER ASSETS & LIABILITIES, NET — 0.83%		$ 41,404
TOTAL NET ASSETS — 100.00%		$4,990,652
TIPS	Treasury Inflation Protected Securities
At July 31, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation/ (Depreciation)
U.S. 10 Year Treasury Note Long Futures	4	477,687	September 2018	$(1,859)
U.S. 2 Year Treasury Note Short Futures	3	634,125	September 2018	844
U.S. 5 Year Treasury Note Long Futures	6	678,750	September 2018	(1,766)
U.S. Treasury Long Bond Short Futures	1	142,969	September 2018	1,375
U.S. Ultra 10 Year Treasury Note Short Futures	2	254,219	September 2018	1,656
			Net Appreciation	$ 250
See Notes to Schedule of Investments.

July 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

July 31, 2018

As of July 31, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
U.S. Treasury Bonds and Notes	$ —	$ 4,949,248	$ —	$ 4,949,248
Total investments, at fair value:	0	4,949,248	0	4,949,248
Other Financial Investments:
Futures Contracts(a)	3,875	—	—	3,875
Total Assets	$ 3,875	$ 4,949,248	$ 0	$ 4,953,123
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (3,625)	$ —	$ —	$ (3,625)
Total Liabilities	$ (3,625)	$ 0	$ 0	$ (3,625)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 13 futures contracts for the reporting period.

July 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 8.75%
1,600	Anglo American PLC	$ 36,213
200	Arkema SA	25,044
600	BASF SE(a)	57,515
1,700	BlueScope Steel Ltd	22,338
900	Boliden AB	26,791
600	Covestro AG	57,622
900	Evonik Industries AG	33,306
1,500	JFE Holdings Inc	30,480
3,000	Kaneka Corp	26,407
7,500	Kingboard Holdings Ltd	26,246
1,400	Koninklijke DSM NV	149,211
1,400	Mitsubishi Gas Chemical Co Inc	31,280
1,400	Mitsui Chemicals Inc	37,706
700	Rio Tinto Ltd	42,306
6,400	St Barbara Ltd	19,608
5,000	Sumitomo Chemical Co Ltd	28,794
1,600	Symrise AG	144,621
1,200	Teijin Ltd	22,413
2,400	Umicore SA	140,454
600	UPM-Kymmene OYJ	21,283
		979,638
Communications — 8.43%
2,500	CyberAgent Inc(a)	131,355
13,000	Just Eat PLC(a)	135,097
2,600	KDDI Corp	72,376
500	MercadoLibre Inc	171,455
1,600	Nippon Telegraph & Telephone Corp	74,006
3,000	Orange SA	51,125
900	Shopify Inc Class A(a)	124,389
3,000	Start Today Co Ltd	120,664
3,500	Telefonica SA	31,449
14,800	Telstra Corp Ltd	31,208
		943,124
Consumer, Cyclical — 12.49%
600	Aisin Seiki Co Ltd	27,985
1,500	Aptiv PLC	147,105
100	Autoneum Holding AG	22,858
4,200	Barratt Developments PLC	29,405
300	Bayerische Motoren Werke AG	29,004
60,000	boohoo Group PLC(a)	157,895
200	Cie Generale des Etablissements Michelin SCA	25,683
700	Daimler AG	48,450
900	Deutsche Lufthansa AG	25,252
3,000	Dollarama Inc	108,391
900	Electrolux AB Class B	21,111
300	Faurecia SA	20,378
1,900	Ferguson PLC	149,814
1,900	Finnair OYJ	17,692
2,700	Greene King PLC	18,221
2,300	Inchcape PLC	21,263
4,700	International Consolidated Airlines Group SA	43,729
Shares		Fair Value
Consumer, Cyclical — (continued)
2,400	ITOCHU Corp	$ 42,615
600	Japan Airlines Co Ltd	22,149
1,600	JTEKT Corp	23,203
9,500	Kingfisher PLC	36,921
5,900	Marubeni Corp	45,044
400	Next PLC	31,131
4,600	Nissan Motor Co Ltd	43,512
5,300	Qantas Airways Ltd	26,490
3,000	Redrow PLC(a)	21,130
300	Renault SA	26,364
2,400	Sumitomo Corp	39,520
3,400	Volvo AB Class B	59,667
1,700	Yamaha Motor Co Ltd	44,880
8,000	Yue Yuen Industrial Holdings Ltd	21,525
		1,398,387
Consumer, Non-Cyclical — 19.64%
500	Adecco Group AG	30,739
4,000	Alkermes PLC(a)	175,400
25,000	Ascential PLC	137,663
500	Babcock International Group PLC	4,685
3,500	Britvic PLC	36,867
4,900	Coca-Cola Amatil Ltd	34,903
1,000	Cochlear Ltd	151,154
800	CSL Ltd	117,045
7,000	Experian PLC	171,818
4,100	GlaxoSmithKline PLC	85,147
3,000	GN Store Nord A/S	143,106
9,000	Hikma Pharmaceuticals PLC	193,610
12,500	J Sainsbury PLC	53,587
2,500	Koninklijke Ahold Delhaize NV	63,576
1,200	LivaNova PLC(a)	132,156
600	NH Foods Ltd(a)	23,887
4,000	Prima Meat Packers Ltd(a)	20,112
400	Randstad Holding NV	25,315
530	Roche Holding AG	130,193
1,100	Sanofi	95,695
8,000	Santen Pharmaceutical Co Ltd	133,812
1,300	Scandinavian Tobacco Group A/S	21,155
4,500	TAL Education Group ADR(a)	143,955
500	UCB SA	42,987
36,500	WH Group Ltd	29,387
		2,197,954
Energy — 5.51%
17,500	Beach Energy Ltd	24,830
10,100	BP PLC	75,892
15,000	John Wood Group PLC	127,936
500	OMV AG	28,257
3,100	Petrofac Ltd	24,919
2,900	Repsol SA	57,521
3,600	Royal Dutch Shell PLC Class B	126,074
1,500	Showa Shell Sekiyu KK	24,619
1,600	TOTAL SA	104,360

See Notes to Schedule of Investments.

July 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2018 (Unaudited)
Shares		Fair Value
Energy — (continued)
4,500	Z Energy Ltd	$ 22,037
		616,445
Financial — 15.33%
500	Aareal Bank AG	22,978
1,400	ABN AMRO Group NV	38,746
300	Allianz SE	66,376
900	ASR Nederland NV	40,263
1,800	Australia & New Zealand Banking Group Ltd	39,131
5,200	Aviva PLC	34,066
7,500	Bank Leumi Le-Israel BM	47,005
4,900	Bank of Ireland Group PLC	42,053
500	BNP Paribas SA	32,435
1,000	CNP Assurances	23,352
1,700	Dai-ichi Life Holdings Inc	32,099
1,000	Deutsche Boerse AG	131,786
2,700	DNB ASA	54,369
13,000	FinecoBank Banca Fineco SpA	152,443
5,000	Fukuoka Financial Group Inc(a)	27,366
5,100	Gunma Bank Ltd	27,155
50	Helvetia Holding AG	29,551
2,000	KBC Group NV	153,536
4,000	Kerry Properties Ltd	20,291
15,000	Legal & General Group PLC	51,600
5,000	Leopalace21 Corp(a)	27,474
58,800	Lloyds Banking Group PLC	48,189
300	Macquarie Group Ltd	27,371
9,300	Man Group PLC	21,158
3,600	Mitsubishi UFJ Lease & Finance Co Ltd(a)	21,833
6,000	Natixis SA	43,040
8,100	Nomura Holdings Inc	38,405
2,300	Nordea Bank AB(a)	24,444
2,600	ORIX Corp	42,113
6,300	Resona Holdings Inc	35,833
500	Societe Generale SA	22,299
900	Sumitomo Mitsui Financial Group Inc	35,719
150	Swiss Life Holding AG	53,787
600	Swiss Re AG	55,010
700	Sydbank A/S(a)	25,979
2,900	UBS Group AG	47,666
14,900	UnipolSai Assicurazioni SpA	33,866
2,300	United Overseas Bank Ltd	45,737
		1,716,524
Industrial — 9.07%
600	AGC Inc	25,149
3,600	BAE Systems PLC	30,808
700	Bekaert SA	19,662
1,100	Brother Industries Ltd	22,439
1,000	Cie de Saint-Gobain	44,458
500	Dfds A/S	32,932
1,800	DSV A/S	150,801
400	Gerresheimer AG	34,058
5,000	Hitachi Ltd	34,954
Shares		Fair Value
Industrial — (continued)
1,400	Japan Aviation Electronics Industry Ltd	$ 24,218
1,200	JM AB(a)	22,096
2,100	Kitz Corp(a)	18,597
1,900	Kloeckner & Co SE	20,929
21,000	Lee & Man Paper Manufacturing Ltd	20,462
2,300	Mitsubishi Electric Corp	31,250
700	MTU Aero Engines AG	148,440
800	Nippon Electric Glass Co Ltd	25,856
3,400	Royal Mail PLC	20,914
400	Siemens AG	56,455
1,000	Signify NV	27,690
2,600	SKF AB Class B	53,379
5,000	Weir Group PLC	128,094
18,000	Xinyi Glass Holdings Ltd	21,307
		1,014,948
Technology — 7.88%
7,000	Infineon Technologies AG	185,378
2,300	InterXion Holding NV(a)	149,224
3,000	Konica Minolta Inc	26,932
20,000	Sage Group PLC	163,046
1,500	SAP SE	174,578
19,000	Sophos Group PLC	120,288
200	Tokyo Electron Ltd	35,060
700	Ulvac Inc(a)	27,599
		882,105
Utilities — 1.00%
12,100	Enel SpA(a)	67,408
5,800	Iberdrola SA	45,094
		112,502
TOTAL COMMON STOCK — 88.10% (Cost $9,687,338)		$ 9,861,627
PREFERRED STOCK
Consumer, Cyclical — 0.54%
1,900	Schaeffler AG	26,047

See Notes to Schedule of Investments.

July 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2018 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
190	Volkswagen AG	$ 33,851
TOTAL PREFERRED STOCK — 0.54% (Cost $58,695)		$ 59,898
EXCHANGE TRADED FUNDS
300	iShares MSCI EAFE ETF	20,664

TOTAL EXCHANGE TRADED FUNDS — 0.18% (Cost $20,046)		$ 20,664
TOTAL INVESTMENTS — 88.82% (Cost $9,766,079)		$ 9,942,189
OTHER ASSETS & LIABILITIES, NET — 11.18%		$ 1,251,125
TOTAL NET ASSETS — 100.00%		$11,193,314
(a)	Non-income producing security.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
At July 31, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation
MSCI Emerging Markets Index Long Futures	10	1,002,150	September 2018	$26,000
See Notes to Schedule of Investments.

July 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2018 (Unaudited)
Summary of Investments by Country as of July 31, 2018.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$2,382,859	23.97%
Japan	1,626,871	16.36
Germany	1,296,646	13.04
Netherlands	620,099	6.24
Switzerland	519,617	5.23
France	514,234	5.17
Australia	494,078	4.97
Denmark	373,973	3.76
Belgium	356,639	3.59
Italy	253,716	2.55
Canada	232,780	2.34
Ireland	217,453	2.19
Sweden	207,487	2.09
Argentina	171,455	1.72
China	143,955	1.45
Hong Kong	139,218	1.40
Spain	134,065	1.35
Norway	54,369	0.55
Israel	47,005	0.47
Singapore	45,737	0.46
Finland	38,976	0.39
Austria	28,256	0.28
New Zealand	22,037	0.22
United States	20,664	0.21
Total	$9,942,189	100.00%
See Notes to Schedule of Investments.

July 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

July 31, 2018

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of July 31, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 1,173,230	$ 8,688,397	$ —	$ 9,861,627
Preferred Stock	—	59,898	—	59,898
Exchange Traded Funds	20,664	—	—	20,664
Total investments, at fair value:	1,193,894	8,748,295	0	9,942,189
Other Financial Investments:
Futures Contracts(a)	26,000	—	—	26,000
Total Assets	$ 1,219,894	$ 8,748,295	$ 0	$ 9,968,189
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 5 futures contracts for the reporting period.

July 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of July 31, 2018 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.94%
$ 47,026	Sofi Consumer Loan Program LLC(a) Series 2017-1 Class A 3.28%, 01/26/2026	$ 46,941
TOTAL ASSET-BACKED SECURITIES — 0.94% (Cost $46,994)		$ 46,941
BANK LOANS
50,000	PAREXEL International Corp(b) 4.83%, 08/11/2024 1-mo. LIBOR + 2.75%	49,862
TOTAL BANK LOANS — 1.00% (Cost $49,938)		$ 49,862
CORPORATE BONDS AND NOTES
Basic Materials — 4.97%
100,000	CF Industries Inc(a) 3.40%, 12/01/2021	97,976
50,000	Eastman Chemical Co 5.50%, 11/15/2019	51,537
100,000	Georgia-Pacific LLC 2.54%, 11/15/2019	99,273
		248,786
Communications — 2.01%
50,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020	50,073
50,000	Sinclair Television Group Inc 5.38%, 04/01/2021	50,313
		100,386
Consumer, Non-Cyclical — 33.91%
100,000	Amgen Inc 1.85%, 08/19/2021	95,707
100,000	Anheuser-Busch InBev Finance Inc 2.65%, 02/01/2021	98,774
100,000	Anthem Inc 2.50%, 11/21/2020	98,478
200,000	Bayer US Finance II LLC(a) 3.50%, 06/25/2021	200,418
200,000	Becton Dickinson & Co(b) 3.35%, 06/06/2022 3-mo. LIBOR + 1.03%	201,358
50,000	Biogen Inc 2.90%, 09/15/2020	49,781
200,000	Diageo Capital PLC 3.00%, 05/18/2020	199,971
100,000	Ecolab Inc 2.25%, 01/12/2020	98,711
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 75,000	GlaxoSmithKline Capital PLC 3.13%, 05/14/2021	$ 75,009
50,000	HCA Healthcare Inc 6.25%, 02/15/2021	52,062
25,000	Hershey Co 3.10%, 05/15/2021	25,044
100,000	Humana Inc 2.50%, 12/15/2020	97,939
75,000	Kraft Heinz Foods Co(a) 4.88%, 02/15/2025	76,485
75,000	Mead Johnson Nutrition Co 3.00%, 11/15/2020	74,766
150,000	Zimmer Biomet Holdings Inc 4.63%, 11/30/2019	152,631
100,000	Zoetis Inc 3.45%, 11/13/2020	99,997
		1,697,131
Energy — 10.07%
100,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp 5.50%, 10/15/2019	102,227
50,000	Antero Resources Corp 5.38%, 11/01/2021	50,687
50,000	Energen Corp 4.63%, 09/01/2021	49,875
200,000	Plains All American Pipeline LP / PAA Finance Corp 2.60%, 12/15/2019	197,742
100,000	Western Gas Partners LP 5.38%, 06/01/2021	103,558
		504,089
Financial — 24.42%
50,000	American Express Co 3.38%, 05/17/2021	50,039
50,000	American Express Credit Corp 2.60%, 09/14/2020	49,429
50,000	Bank of America Corp 2.74%, 01/23/2022	49,129
75,000	Bank of Montreal 3.10%, 07/13/2020	74,941
50,000	Bank of New York Mellon Corp 4.15%, 02/01/2021	51,163
50,000	Bank of Nova Scotia 3.13%, 04/20/2021	49,721
50,000	Charles Schwab Corp 3.25%, 05/21/2021	50,072
100,000	Citigroup Inc 2.40%, 02/18/2020	98,974
100,000	Goldman Sachs Group Inc 2.60%, 12/27/2020	98,491
200,000	JPMorgan Chase & Co 4.35%, 08/15/2021	204,922
	Morgan Stanley
50,000	2.65%, 01/27/2020	49,684
100,000	2.50%, 04/21/2021	97,649
100,000	Royal Bank of Canada 3.20%, 04/30/2021	99,954

See Notes to Schedule of Investments.

July 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of July 31, 2018 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 50,000	Starwood Property Trust Inc(a) 3.63%, 02/01/2021	$ 48,875
100,000	Toronto-Dominion Bank 3.00%, 06/11/2020	99,842
50,000	Westpac Banking Corp 2.65%, 01/25/2021	49,167
		1,222,052
Industrial — 14.88%
100,000	Keysight Technologies Inc 3.30%, 10/30/2019	99,608
50,000	PerkinElmer Inc 5.00%, 11/15/2021	51,872
200,000	Rockwell Automation Inc 2.05%, 03/01/2020	196,542
200,000	Rolls-Royce PLC(a) 2.38%, 10/14/2020	195,755
200,000	Textron Inc 3.65%, 03/01/2021	200,657
		744,434
Utilities — 6.02%
50,000	Dominion Energy Gas Holdings LLC 2.50%, 12/15/2019	49,566
Principal Amount		Fair Value
Utilities — (continued)
$141,000	Duke Energy Florida LLC 2.10%, 12/15/2019	$ 140,294
114,286	Southern California Edison Co 1.85%, 02/01/2022	111,247
		301,107
TOTAL CORPORATE BONDS AND NOTES — 96.28% (Cost $4,825,669)		$4,817,985
TOTAL INVESTMENTS — 98.22% (Cost $4,922,601)		$4,914,788
OTHER ASSETS & LIABILITIES, NET — 1.78%		$ 89,295
TOTAL NET ASSETS — 100.00%		$5,004,083

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At July 31, 2018, the aggregate cost and fair value of 144A securities was $668,627 and $666,450, respectively, representing 13.33% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at July 31, 2018.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
See Notes to Schedule of Investments.

July 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

July 31, 2018

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of July 31, 2018, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

July 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 31, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.71%
540	AdvanSix Inc(a)	$ 21,854
67	Air Products & Chemicals Inc	10,999
392	Alcoa Corp(a)	16,962
140	Ashland Global Holdings Inc	11,495
187	Cabot Corp	12,361
369	DowDuPont Inc	25,376
174	Ingevity Corp(a)	17,342
191	Minerals Technologies Inc	14,440
31	Sherwin-Williams Co	13,663
356	US Silica Holdings Inc	9,598
165	WR Grace & Co	12,188
		166,278
Communications — 7.41%
65	Alphabet Inc Class C(a)	79,122
54	Amazon.com Inc(a)	95,982
630	AT&T Inc	20,141
6	Booking Holdings Inc(a)	12,172
47	Charter Communications Inc Class A(a)	14,315
390	Cisco Systems Inc	16,493
501	Comcast Corp Class A	17,926
161	Facebook Inc Class A(a)	27,785
378	GCI Liberty Inc Class A(a)	18,186
1,056	Gray Television Inc(a)	16,315
66	GrubHub Inc(a)	8,045
70	IAC/InterActiveCorp (a)	10,308
195	John Wiley & Sons Inc Class A	12,314
121	Match Group Inc(a)	4,371
53	MercadoLibre Inc	18,174
135	Netflix Inc(a)	45,556
54	Shopify Inc Class A(a)	7,463
236	Twitter Inc(a)	7,521
157	Verizon Communications Inc	8,107
1,035	Viavi Solutions Inc(a)	10,474
35	Wayfair Inc Class A(a)	3,809
		454,579
Consumer, Cyclical — 6.88%
179	Altra Industrial Motion Corp	7,858
144	Aptiv PLC	14,122
822	BBX Capital Corp	7,168
182	Big Lots Inc	7,904
497	BJ's Wholesale Club Holdings Inc(a)	12,321
381	Cannae Holdings Inc(a)	6,953
78	Churchill Downs Inc	22,304
411	Cooper Tire & Rubber Co	11,734
202	Core-Mark Holding Co Inc	4,884
34	Cracker Barrel Old Country Store Inc	4,981
47	Delphi Technologies PLC	2,123
31	Delta Air Lines Inc	1,687
191	Fox Factory Holding Corp(a)	9,493
363	General Motors Co	13,761
106	Genesco Inc(a)	4,314
Shares		Fair Value
Consumer, Cyclical — (continued)
165	Hilton Worldwide Holdings Inc	$ 12,979
309	Home Depot Inc	61,034
451	KAR Auction Services Inc	26,812
466	Kimball International Inc Class B	7,526
72	Las Vegas Sands Corp	5,177
151	LCI Industries	13,885
79	Lululemon Athletica Inc(a)	9,476
158	Marriott Vacations Worldwide Corp	18,819
49	O'Reilly Automotive Inc(a)	14,994
254	PulteGroup Inc	7,237
198	Ross Stores Inc	17,311
637	Sally Beauty Holdings Inc(a)	10,504
380	Southwest Airlines Co	22,101
28	Tesla Inc(a)	8,348
126	WABCO Holdings Inc(a)	15,836
99	Walgreens Boots Alliance Inc	6,694
357	Walmart Inc	31,855
		422,195
Consumer, Non-Cyclical — 16.95%
228	Aaron's Inc	9,875
26	ABIOMED Inc(a)	9,218
308	Adtalem Global Education Inc(a)	16,801
45	Alnylam Pharmaceuticals Inc(a)	4,275
99	Amgen Inc	19,458
244	AMN Healthcare Services Inc(a)	14,762
446	AstraZeneca PLC Sponsored ADR	17,452
325	Avanos Medical Inc(a)	17,940
238	Becton Dickinson & Co	59,588
10	Biogen Inc(a)	3,344
600	Boston Scientific Corp(a)	20,166
266	Cambrex Corp(a)	16,625
343	Catalent Inc(a)	14,303
111	Cigna Corp	19,916
80	Constellation Brands Inc Class A	16,818
18	Costar Group Inc(a)	7,485
999	Cott Corp	15,974
317	Coty Inc Class A	4,251
187	Danaher Corp	19,182
322	Darling Ingredients Inc(a)	6,469
88	DexCom Inc(a)	8,371
44	Ecolab Inc	6,191
160	Eli Lilly & Co	15,810
256	Emerald Expositions Events Inc	4,941
174	Estee Lauder Cos Inc Class A	23,480
233	Euronet Worldwide Inc(a)	21,422
236	Gilead Sciences Inc	18,368
122	Helen of Troy Ltd(a)	13,975
29	Illumina Inc(a)	9,406
241	Insperity Inc	22,919
133	Intuitive Surgical Inc(a)	67,589
100	J&J Snack Foods Corp	14,496
230	Johnson & Johnson	30,480
137	Keurig Dr Pepper Inc	3,289
129	Kimberly-Clark Corp	14,688

See Notes to Schedule of Investments.

July 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 31, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
369	Korn/Ferry International	$ 24,347
147	Kraft Heinz Co	8,857
637	Kroger Co	18,473
380	LSC Communications Inc	5,708
294	Merck & Co Inc	19,366
206	Molson Coors Brewing Co Class B	13,802
225	Monster Beverage Corp(a)	13,504
846	Nomad Foods Ltd(a)	16,074
477	PayPal Holdings Inc(a)	39,181
139	PepsiCo Inc	15,985
338	Pfizer Inc	13,496
152	Post Holdings Inc(a)	13,157
365	Prestige Brands Holdings Inc(a)	13,041
215	Quidel Corp(a)	14,590
2	Regeneron Pharmaceuticals Inc(a)	736
160	S&P Global Inc	32,070
207	ServiceMaster Global Holdings Inc(a)	11,797
170	Square Inc Class A(a)	10,990
1,044	SunOpta Inc(a)	8,561
34	Thermo Fisher Scientific Inc	7,974
81	United Rentals Inc(a)	12,053
170	UnitedHealth Group Inc	43,047
495	Varex Imaging Corp(a)	18,929
97	Vertex Pharmaceuticals Inc(a)	16,980
367	Viad Corp	21,066
108	WEX Inc(a)	20,501
204	Worldpay Inc Class A(a)	16,767
		1,040,379
Diversified — 0.21%
147	Spectrum Brands Holdings Inc(a)	12,843
Energy — 4.98%
212	Anadarko Petroleum Corp	15,508
355	Apergy Corp(a)	14,555
63	Arch Coal Inc Class A	5,329
562	C&J Energy Services Inc(a)	13,072
419	ConocoPhillips	30,239
357	Enterprise Products Partners LP	10,353
129	EOG Resources Inc	16,633
345	Exxon Mobil Corp	28,121
664	Gulfport Energy Corp(a)	7,643
239	Halliburton Co	10,138
522	Kinder Morgan Inc	9,281
1,234	Marathon Oil Corp	26,062
379	Natural Gas Services Group Inc(a)	8,376
224	NextEra Energy Partners LP(b)	10,544
27	Pioneer Natural Resources Co	5,110
1,079	QEP Resources Inc(a)	11,211
371	RPC Inc(b)	5,491
1,247	SRC Energy Inc(a)	14,116
237	Suncor Energy Inc	9,980
248	TOTAL SA	16,176
Shares		Fair Value
Energy — (continued)
457	TPI Composites Inc(a)	$ 14,085
200	Valero Energy Corp	23,670
		305,693
Financial — 20.17%
246	American Campus Communities Inc REIT	10,148
363	American International Group Inc	20,041
114	American Tower Corp REIT	16,899
509	Assured Guaranty Ltd	19,810
534	BancorpSouth Inc	17,569
1,732	Bank of America Corp	53,484
217	Bank OZK	8,875
85	Boston Properties Inc REIT	10,670
414	Bryn Mawr Bank Corp	20,224
115	Capital One Financial Corp	10,847
187	Carolina Financial Corp	7,807
460	Cathay General Bancorp	19,131
592	CenterState Bank Corp	16,428
946	Charles Schwab Corp	48,303
352	Chemical Financial Corp	19,994
653	Citigroup Inc	46,944
301	CorePoint Lodging Inc REIT(a)	7,603
626	CubeSmart REIT	19,005
800	CVB Financial Corp	19,136
231	CyrusOne Inc REIT	14,304
478	Employers Holdings Inc	22,203
22	Equinix Inc REIT	9,664
144	Federal Agricultural Mortgage Corp Class C	13,578
241	First American Financial Corp	13,496
619	First Financial Bancorp	18,787
228	First Financial Bankshares Inc	12,905
412	Gaming & Leisure Properties Inc REIT	14,964
66	Goldman Sachs Group Inc	15,670
232	Hartford Financial Services Group Inc	12,226
425	Hercules Capital Inc	5,742
394	Hersha Hospitality Trust REIT	8,506
730	Home BancShares Inc	16,929
223	IBERIABANK Corp	18,531
271	Intercontinental Exchange Inc	20,030
166	Invesco Ltd	4,480
1,146	iStar Inc REIT(a)	12,457
380	JBG SMITH Properties REIT	13,870
551	JPMorgan Chase & Co	63,337
489	KeyCorp	10,205
690	KKR & Co Inc Class A	18,892
409	MasterCard Inc Class A	80,982
132	Meta Financial Group Inc	11,807
619	MFA Financial Inc REIT	4,983
246	Morgan Stanley	12,438
215	National Retail Properties Inc REIT	9,591
503	OceanFirst Financial Corp	14,673
363	PacWest Bancorp	18,230
240	Pinnacle Financial Partners Inc	15,000

See Notes to Schedule of Investments.

July 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 31, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
461	Popular Inc	$ 22,879
390	PRA Group Inc(a)	15,288
255	ProAssurance Corp	10,532
280	Prosperity Bancshares Inc	19,642
758	Radian Group Inc	14,516
981	Regions Financial Corp	18,256
129	Reinsurance Group of America Inc	18,254
1,113	Retail Opportunity Investments Corp REIT	21,047
352	Rexford Industrial Realty Inc REIT	10,785
337	Sabra Health Care Inc REIT	7,283
107	Signature Bank	11,739
172	State Street Corp	15,189
129	Stewart Information Services Corp	5,862
296	Stifel Financial Corp	16,319
40	SVB Financial Group(a)	12,315
202	Texas Capital Bancshares Inc(a)	18,342
533	Triumph Bancorp Inc(a)	20,441
275	Visa Inc Class A	37,604
315	Wells Fargo & Co	18,046
255	Wintrust Financial Corp	22,371
		1,238,108
Industrial — 9.16%
512	Aerojet Rocketdyne Holdings Inc(a)	17,254
102	Alamo Group Inc	9,486
77	Albany International Corp Class A	5,094
58	Amphenol Corp Class A	5,424
240	Armstrong World Industries Inc(a)	16,296
232	Ball Corp	9,041
196	Belden Inc	12,691
96	Boeing Co	34,205
246	BWX Technologies Inc	16,177
214	Clean Harbors Inc(a)	12,183
397	Columbus McKinnon Corp	16,340
105	Emerson Electric Co	7,589
192	EnPro Industries Inc	14,667
594	Evoqua Water Technologies Corp(a)	12,676
344	General Electric Co	4,689
181	Genesee & Wyoming Inc Class A(a)	15,566
224	Haynes International Inc	9,511
161	Honeywell International Inc	25,704
259	II-VI Inc(a)	10,153
128	John Bean Technologies Corp	14,157
425	Johnson Controls International PLC	15,942
169	Kimball Electronics Inc(a)	3,439
110	Kirby Corp(a)	9,179
147	Littelfuse Inc	31,873
153	Masonite International Corp(a)	10,442
262	Methode Electronics Inc	10,283
Shares		Fair Value
Industrial — (continued)
154	MYR Group Inc(a)	$ 5,681
161	Northrop Grumman Corp	48,379
120	Old Dominion Freight Line Inc	17,616
377	Raven Industries Inc	14,628
104	Raytheon Co	20,595
73	RBC Bearings Inc(a)	10,613
56	Rockwell Automation Inc	10,503
93	Rogers Corp(a)	10,841
81	Roper Technologies Inc	24,454
162	Standex International Corp	16,791
126	Union Pacific Corp	18,886
87	US Concrete Inc(a)(b)	4,393
363	Vishay Intertechnology Inc	9,075
		562,516
Technology — 11.17%
497	Activision Blizzard Inc	36,490
167	Adobe Systems Inc(a)	40,862
200	Advanced Energy Industries Inc(a)	12,248
568	Apple Inc	108,085
369	Applied Materials Inc	17,944
89	Atlassian Corp PLC Class A(a)	6,444
16	Broadcom Inc	3,548
231	CommVault Systems Inc(a)	14,992
1,169	Conduent Inc(a)	20,995
286	Cray Inc(a)	7,136
186	CSG Systems International Inc	7,565
559	Digi International Inc(a)	7,547
649	Donnelley Financial Solutions Inc(a)	13,499
189	DXC Technology Co	16,016
219	Electronic Arts Inc(a)	28,196
129	Fidelity National Information Services Inc	13,304
245	Intel Corp	11,784
257	Mellanox Technologies Ltd(a)	20,174
985	Microsoft Corp	104,489
141	NVIDIA Corp	34,525
72	NXP Semiconductors NV(a)	6,864
230	ON Semiconductor Corp(a)	5,072
586	Perspecta Inc	12,716
182	QUALCOMM Inc	11,664
245	salesforce.com Inc(a)	33,602
199	Semtech Corp(a)	9,443
226	ServiceNow Inc(a)	39,767
121	Teradyne Inc	5,233
81	Texas Instruments Inc	9,017
731	TiVo Corp	8,882
511	Ultra Clean Holdings Inc(a)	6,858
232	Verint Systems Inc(a)	10,417
		685,378
Utilities — 1.66%
329	ALLETE Inc	25,508
124	American Electric Power Co Inc	8,821
183	Edison International	12,193

See Notes to Schedule of Investments.

July 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 31, 2018 (Unaudited)
Shares		Fair Value
Utilities — (continued)
327	Exelon Corp	$ 13,898
43	NextEra Energy Inc	7,204
269	NorthWestern Corp	15,960
366	NRG Energy Inc	11,591
151	PG&E Corp	6,505
		101,680
TOTAL COMMON STOCK — 81.30% (Cost $4,900,968)		$4,989,649
CONVERTIBLE PREFERRED STOCK
Financial — 0.12%
36	Mandatory Exchangeable Trust, 5.75%(a)	7,563
TOTAL CONVERTIBLE PREFERRED STOCK — 0.12% (Cost $7,731)		$ 7,563
EXCHANGE TRADED FUNDS
150	iShares Core S&P 500® ETF	42,492

TOTAL EXCHANGE TRADED FUNDS — 0.69% (Cost $40,978)		$ 42,492
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.30%
$18,395	Undivided interest of 27.50% in a repurchase agreement (principal amount/value $66,907 with a maturity value of $66,911) with Merrill Lynch, Pierce, Fenner & Smith, 1.91%, dated 7/31/18 to be repurchased at $18,395 on 8/1/18 collateralized by U.S. Treasury securities, 2.13% - 2.63%, 5/31/20 - 2/29/24, with a value of $68,245.(c)	$ 18,395
SHORT TERM INVESTMENTS — 0.30% (Cost $18,395)		$ 18,395
TOTAL INVESTMENTS — 82.41% (Cost $4,968,072)		$5,058,099
OTHER ASSETS & LIABILITIES, NET — 17.59%		$1,079,465
TOTAL NET ASSETS — 100.00%		$6,137,564

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at July 31, 2018.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
At July 31, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation
S&P 500® Emini Long Futures	7	985,985	September 2018	$32,147
At July 31, 2018, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	14,062	GBP	10,600	September 19, 2018	$119
JPM	USD	13,956	EUR	11,900	September 19, 2018	(13)
WES	USD	9,250	CAD	12,200	October 17, 2018	(142)
					Net Depreciation	$(36)
See Notes to Schedule of Investments.

July 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 31, 2018 (Unaudited)
Counterparty Abbreviations:
CIT	Citigroup Global Markets
JPM	JP Morgan Chase & Co
WES	Westpac
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

July 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

July 31, 2018

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of July 31, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 4,973,473	$ 16,176	$ —	$ 4,989,649
Convertible Preferred Stock	—	7,563	—	7,563
Exchange Traded Funds	42,492	—	—	42,492
Short Term Investments	—	18,395	—	18,395
Total investments, at fair value:	5,015,965	42,134	0	5,058,099
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	119	—	119
Futures Contracts(a)	32,147	—	—	32,147
Total Assets	$ 5,048,112	$ 42,253	$ 0	$ 5,090,365
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (155)	$ —	$ (155)
Total Liabilities	$ 0	$ (155)	$ 0	$ (155)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

July 31, 2018

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 7 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $37,268 in forward contracts for the reporting period.

July 31, 2018

Item 2. Controls and Procedures
(a)	The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms.
(b)	There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits
Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:September 27, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:September 27, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:September 27, 2018